DISCONTINUED OPERATIONS - Operating results from discontinued operations included in the Group's consolidated statements of comprehensive loss (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Major classes of line items constituting pre-tax profit of discontinued operations
Income from discontinued operations, before income tax	$ 240
Net income from discontinued operations, net of applicable income taxes	18,927
Discontinued Operations, Disposed of by Sale | Mining pool operation
Major classes of line items constituting pre-tax profit of discontinued operations
Revenues	30,340
Cost of revenue	(30,083)
Sales and marketing expenses	(30)
General and administrative expenses	(57)
Service development expenses	(72)
Other operating income	413
Changes in fair value of cryptocurrency assets	(271)
Income from discontinued operations, before income tax	240
Net income from discontinued operations, net of applicable income taxes	$ 240